N-2 - USD ($)				3 Months Ended
		Jun. 04, 2024	May 28, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000830271
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Nuveen Municipal Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	%*
Offering Costs (1)	0.70%
Dividend Reinvestment Plan Fees (2)	$2.50

*	The maximum sales charge for offerings made at the market is 1.00%.

(1)	Assuming a Common Stock offering price of $9.22 (the Fund’s closing price on the NYSE on May 28, 2024).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare Inc. and ComputerShare Trust Company, N.A., as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Stock held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.70%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Stock (3)
Annual Expenses
Management Fees	0.61%
Interest and Other Related Expenses (4)	0.00%
Other Expenses (5)	0.13%

Total Annual Expenses	0.74%

(3)	Stated as percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2023.
(4)	Rounds to less than 0.01%.
(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	0.61%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.13%
Total Annual Expenses [Percent]	[4]	0.74%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs of $7.00, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$24	$40	$57	$107
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)
The example assumes that all dividends and distributions are reinvested at Common Stock NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		40
Expense Example, Years 1 to 5		57
Expense Example, Years 1 to 10		$ 107
Purpose of Fee Table , Note [Text Block]		The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Stock (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Stock, and not as a percentage of total assets or Managed Assets.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Stock reported as of the end of the day on the NYSE, (ii) the high and low NAV of the Common Stock, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Stock.

	Market Price		NAV		Premium/(Discount) to NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
April 2024	$9.47	$9.11	$10.10	$9.87	(5.43)%	(9.32)%
January 2024	$9.42	$8.44	$10.04	$9.19	(5.84)%	(10.31)%
October 2023	$9.75	$8.33	$9.84	$9.16	(0.91)%	(9.95)%
July 2023	$9.99	$9.13	$9.90	$9.67	1.94%	(7.59)%
April 2023	$9.90	$8.96	$10.00	$9.70	(0.30)%	(8.34)%
January 2023	$10.00	$8.57	$9.99	$9.27	1.23%	(8.47)%
October 2022	$9.70	$8.46	$10.19	$9.19	(4.72)%	(8.82)%
July 2022	$9.75	$9.03	$10.24	$9.72	(4.69)%	(7.80)%
April 2022	$10.77	$9.42	$11.10	$10.13	(2.62)%	(7.13)%
January 2022	$12.24	$10.75	$11.37	$11.03	7.84%	(2.63)%
The NAV per Common Stock, the market price and percentage of premium/(discount) to NAV per Common Stock on May 28, 2024, was $9.93, $9.22 and (7.15)%, respectively. As of April 30, 2024, the Fund had 10,051,095 Common Stock outstanding, and net assets applicable to Common Stock of $99,372,228. See “Repurchase of Fund Shares; Conversion to
Open-End
Fund” in the accompanying prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The Fund may offer and sell up to 2 million of its Common Stock, $0.01 par value per share, from time to time through Stifel Nicolaus as sub-placement agent under this Prospectus Supplement and the accompanying prospectus. There is no guarantee that there will be any sales of the Common Stock pursuant to this Prospectus Supplement and the accompanying prospectus. The table below assumes that the Fund will sell 2 million of its Common Stock at a price of $9.22 per share (which represents the last reported sales price per share of the Common Stock on the NYSE on May 28, 2024). Actual sales, if any, of the Common Stock under this Prospectus Supplement and the accompanying prospectus may be greater or less than $9.22 per share, depending on the market price of the Common Stock at the time of any such sale.
The following table sets forth the Fund’s capitalization (1) on a historical basis as of April 30, 2024, (unaudited); and (2) on a pro forma basis as adjusted to reflect the assumed sale of 2 million of its Common Stock at $9.22 per share (the last reported price per share of the Common Stock on the NYSE on May 28, 2024), in an offering under this Prospectus Supplement and the accompanying prospectus, after deducting the assumed commission of $184,400 (representing an estimated commission to the Nuveen Securities of 1.00% of the gross proceeds of the sale of Common Stock, out of which the Nuveen Securities will compensate Stifel Nicolaus at a rate of up to 0.80% of the gross sales proceeds of the sale of the Common Stock sold by Stifel Nicolaus.

	As of April 30, 2024 (unaudited)	As adjusted for Offering (unaudited)
Common Stock	10,051,095	12,051,095
Paid in Capital	$102,562,782	$120,818,382	*
Undistributed net investment income	$152,726	$152,726
Accumulated gain/loss	$(3,719,061)	$(3,719,061)
Net appreciation/depreciation	$375,781	$375,781
Net assets	$99,372,228	$111,627,828
Net asset value	$9.89	$9.76

*	Assumes a total of $130,000 of the estimated offering costs will be deferred over the 3 year life of the registration.

Interest and Other Related Expenses [Member]
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]		Rounds to less than 0.01%.
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 9.11	$ 8.44	$ 8.33	$ 9.13	$ 8.96	$ 8.57	$ 8.46	$ 9.03	$ 9.42	$ 10.75
Highest Price or Bid				9.47	9.42	9.75	9.99	9.9	10	9.7	9.75	10.77	12.24
Lowest Price or Bid, NAV				9.87	9.19	9.16	9.67	9.7	9.27	9.19	9.72	10.13	11.03
Highest Price or Bid, NAV				$ 10.1	$ 10.04	$ 9.84	$ 9.9	$ 10	$ 9.99	$ 10.19	$ 10.24	$ 11.1	$ 11.37
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(5.43%)	(5.84%)	(0.91%)	1.94%	(0.30%)	1.23%	(4.72%)	(4.69%)	(2.62%)	7.84%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(9.32%)	(10.31%)	(9.95%)	(7.59%)	(8.34%)	(8.47%)	(8.82%)	(7.80%)	(7.13%)	(2.63%)
Share Price			$ 9.22
NAV Per Share			$ 9.93
Latest Premium (Discount) to NAV [Percent]			(7.15%)

[1]	The maximum sales charge for offerings made at the market is 1.00%.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare Inc. and ComputerShare Trust Company, N.A., as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Stock held in a dividend reinvestment account.
[3]	Assuming a Common Stock offering price of $9.22 (the Fund’s closing price on the NYSE on May 28, 2024).
[4]	Stated as percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2023.
[5]	Rounds to less than 0.01%.
[6]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.